UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23179

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The Relative Value Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

—————————————————

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: June 30, 2018

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Funds – 30.3%
903	Aberdeen Emerging Markets Equity Income Fund, Inc.	$6,321
20,077	Aberdeen Total Dynamic Dividend Fund[1]	175,674
2,097	Advent Claymore Convertible Securities and Income Fund[1]	32,063
4,804	Advent Claymore Enhanced Growth & Income Fund[1]	37,231
8,131	AllianzGI Convertible & Income 2024 Target	75,212
5,540	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	69,915
5,651	American Capital Senior Floating Ltd.	69,507
6,836	BrandyWineGLOBAL Global Income Opportunities Fund, Inc.	77,862
1,319	Clough Global Equity Fund[1]	18,875
15,848	Clough Global Opportunities Fund[1]	174,011
12,085	Delaware Enhanced Global Dividend & Income Fund[1]	136,923
3,369	Delaware Investments Dividend & Income Fund, Inc.	38,844
6,076	Eagle Growth & Income Opportunities Fund	93,449
388	Eaton Vance Limited Duration Income Fund	4,881
3,960	First Trust Senior Floating Rate 2022 Target Term Fund	36,749
3,358	Gabelli Utility Trust	19,779
11,407	Garrison Capital, Inc.[1]	92,739
10,295	Highland Floating Rate Opportunities Fund[1]	160,808
10,120	Invesco High Income Trust II1	136,519
16,435	Invesco Senior Income Trust	70,342
5,593	Kayne Anderson MLP Investment Co.	105,372
2,955	Lazard World Dividend & Income Fund, Inc.	30,614
9,025	Madison Covered Call & Equity Strategy Fund	67,236
12,961	Managed Duration Investment Grade Municipal Fund[1]	185,861
8,972	Morgan Stanley Emerging Markets Debt Fund, Inc.	78,505
6,087	Morgan Stanley Emerging Markets Fund, Inc.	98,853
5,412	NexPoint Strategic Opportunities Fund[1]	118,793
1,201	Nuveen Build America Bond Fund	24,752
510	Nuveen Build America Bond Opportunity Fund	11,205
247	Nuveen California Quality Municipal Income Fund	3,300
4,786	Nuveen Credit Strategies Income Fund	38,049
1,683	Nuveen Emerging Markets Debt 2022 Target Term Fund	14,709
1,807	Nuveen Intermediate Duration Quality Municipal Term Fund	22,714
2,827	Nuveen Mortgage Opportunity Term Fund	66,463
6,106	Nuveen Mortgage Opportunity Term Fund 2[1]	138,484
13,444	PGIM Global Short Duration High Yield Fund, Inc.[1]	183,645
1,097	PGIM Short Duration High Yield Fund, Inc.	15,358
2,004	Reaves Utility Income Fund	57,936
1,468	Special Opportunities Fund, Inc.	22,049
2,526	Sprott Focus Trust, Inc.	19,703
13,189	Templeton Emerging Markets Income Fund[1]	135,451
14,113	Templeton Global Income Fund	86,654
559	The China Fund, Inc.	11,683
1,660	The India Fund, Inc.	40,338
6,754	Virtus Total Return Fund, Inc.	74,091

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
5,846	Voya Prime Rate Trust	$29,405
2,543	Western Asset Global High Income Fund, Inc.[1]	23,192
2,214	Western Asset Inflation-Linked Opportunities & Income Fund	24,686
	Total Closed-End Funds (cost $3,340,303)	3,256,805
	Common Stocks – 70.0%
	Communications – 10.4%
15,561	Houghton Mifflin Harcourt Co.*1	119,041
9,948	IMAX Corp.*1,2	220,348
8,225	Liberty Latin America Ltd.*1,2	157,262
2,332	Nexstar Media Group, Inc. - Class A1	171,169
8,816	Twenty-First Century Fox, Inc.	438,067
192	Twenty-First Century Fox, Inc. - Class B	9,460
		1,115,347
	Consumer Discretionary – 9.6%
806	AV Homes, Inc.*	17,248
8,440	BlueLinx Holdings, Inc.*1	316,753
3,232	DR Horton, Inc.[1]	132,512
5,042	ILG, Inc.[1]	166,537
466	Pinnacle Entertainment, Inc.*	15,718
14,423	Potbelly Corp.*1	186,778
52,674	Restaurant Group PLC	195,625
		1,031,171
	Consumer Staples – 5.1%
13,209	Darling Ingredients, Inc.*1	262,595
16,158	Primo Water Corp.*1	282,603
		545,198
	Energy – 9.2%
2,313	Andeavor[1]	303,419
13	Cheniere Energy Partners LP Holdings LLC	409
10,356	CVR Refining LP	231,457
5,811	Green Plains, Inc.[1]	106,341
6,287	RSP Permian, Inc.*1	276,754
1,732	Williams Partners LP	70,302
		988,682
	Financials – 22.2%
500	Atlantic Acquisition Corp.*	5,025
1,070	Berkshire Hathaway, Inc.*1	199,715
1,246	Big Rock Partners Acquisition Corp.*	13,021
849	Black Ridge Acquisition Corp.*	8,295
1,516	Charter Financial Corp.	36,611
1,386	CM Seven Star Acquisition Corp.*2	13,652

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
265	Constellation Alpha Capital Corp.*2	$2,637
4,704	DDR Corp. - REIT	84,202
462	Draper Oakwood Technology Acquisition, Inc. - Class A*	4,611
5,352	Education Realty Trust, Inc. - REIT	222,108
19,370	Exantas Capital Corp.[1]	197,187
1,360	Far Point Acquisition Corp.*	13,858
9,434	Gramercy Property Trust - REIT[1]	257,737
2,044	Haymaker Acquisition Corp.*	20,440
500	Hennessy Capital Acquisition Corp. III*	5,070
490	Industrea Acquisition Corp. - Class A*	4,831
789	Infinity Property & Casualty Corp.[1]	112,314
6,983	LaSalle Hotel Properties - REIT[1]	239,028
1,038	Legacy Acquisition Corp.*	10,401
2,375	Leisure Acquisition Corp.*	23,750
7,791	Luther Burbank Corp.[1]	89,635
522	MB Financial, Inc.	24,377
3,004	One Madison Corp.*2	30,340
572	Osprey Energy Acquisition Corp. - Class A*	5,806
1,142	Pensare Acquisition Corp.*	11,317
754	Pure Acquisition Corp.*	7,729
9,395	Triangle Capital Corp.	108,043
3,506	Trinity Merger Corp.*	35,270
4,531	Validus Holdings Ltd.[1,2]	306,296
5,316	XL Group Ltd.[1,2]	297,430
		2,390,736
	Health Care – 0.1%
232	Envision Healthcare Corp.*	10,210
	Industrials – 5.1%
32,335	Element Fleet Management Corp.	151,997
5,521	Luxfer Holdings PLC[1,2]	96,507
2,243	Rockwell Collins, Inc.[1]	302,087
		550,591
	Materials – 2.2%
5,155	Berry Global Group, Inc.*	236,821
	Technology – 5.2%
2,118	ARRIS International PLC*2	51,775
2,211	Cavium, Inc.*1	191,252
932	MicroStrategy, Inc. - Class A*1	119,063
523	NXP Semiconductors N.V.*2	57,148
24,389	Telenav, Inc.*1	136,578
		555,816

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Utilities – 0.9%
1,319	Vectren Corp.	$94,243
	Total Common Stocks (cost $7,269,571)	7,518,815
	Mutual Funds – 0.0%
420	Morgan Stanley Institutional Fund Trust - Institutional Class	4,928
	Total Mutual Funds (cost $5,077)	4,928
	Preferred Stocks – 3.5%
	Financials – 3.5%
1,338	B. Riley Financial, Inc. 7.500%, 10/31/2021[3]	34,132
2,000	7.250%, 12/31/2027[3]	49,860
1,002	B. Riley Financial, Inc. 7.375%, 5/31/2023[3]	25,581
1,000	B. Riley Financial, Inc. 7.500%, 5/31/2027[3]	25,060
1,144	Capital Southwest Corp. 5.950%, 12/15/2022[3]	28,886
135	Hercules Capital, Inc. 6.250%, 7/30/2024[3]	3,413
953	KCAP Financial, Inc. 6.125%, 9/30/2022[3]	24,035
1,554	Oxford Square Capital Corp. 6.500%, 3/30/2024[3]	40,016
433	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3]	10,877
1,145	THL Credit, Inc. 6.750%, 12/30/2022[3]	29,163
15	THL Credit, Inc. 6.750%, 11/15/2021[3]	379
2,193	Triangle Capital Corp. 6.375%, 12/15/2022[3]	55,154
1,379	Triangle Capital Corp. 6.375%, 3/15/2022[3]	34,668
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[3]	9,896
		371,120
	Total Preferred Stocks (cost $370,792)	371,120

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts – 0.1%
	Call Options – 0.1%
	NXP Semiconductors N.V.
8	Exercise Price: $120.00, Notional Amount: $96,000, Expiration Date: July 20, 2018	$1,560
2	Exercise Price: $115.00, Notional Amount: $23,000, Expiration Date: January 18, 2019	1,490
	Total Call Options (cost $7,615)	3,050
	Put Options – 0.0%
	Cavium, Inc.
5	Exercise Price: $70.00, Notional Amount: $35,000, Expiration Date: July 20, 2018	50
	NXP Semiconductors N.V.
5	Exercise Price: $100.00, Notional Amount: $50,000, Expiration Date: July 20, 2018	1,075
	Omega Healthcare Investors, Inc.
20	Exercise Price: $25.00, Notional Amount: $50,000, Expiration Date: December 21, 2018	800
	Twenty-First Century Fox, Inc.
14	Exercise Price: $45.00, Notional Amount: $63,000, Expiration Date: July 20, 2018	70
52	Exercise Price: $46.00, Notional Amount: $239,200, Expiration Date: July 20, 2018	1,040
	Total Put Options (cost $6,379)	3,035
	Total Purchased Options Contracts (cost $13,994)	6,085

Number of Shares
	Rights – 0.0%
500	Atlantic Acquisition Corp., Expiration Date: August 8, 2019*	285
425	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*	127
1,386	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*2	444
265	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*2	111
3	Cornerstone Strategic Value Fund, Inc., Expiration Date: July 20, 2018*	—
100	Cornerstone Total Return Fund, Inc., Expiration Date: July 20, 2018*	—
462	Draper Oakwood Technology Acquisition, Inc., Expiration Date: March 13, 2019*	270
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2019*	514
729	Tortoise MLP Fund, Inc., Expiration Date: July 18, 2018*	272
	Total Rights (cost $281)	2,023

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Principal Amount		Value
	U.S. Treasury Notes – 2.2%
	United States Treasury Note
$235,000	0.750%, 10/31/2018[1]	$234,027
	Total U.S. Treasury Notes (cost $234,029)	234,027

Number of Shares
	Warrants – 0.0%
1,386	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*	346
693	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*2	249
265	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*2	85
231	Draper Oakwood Technology Acquisition, Inc., Expiration Date: September 30, 2024*	140
375	Hennessy Capital Acquisition Corp. III, Expiration Date: June 15, 2024*	540
501	I-AM Capital Acquisition Co., Expiration Date: October 9, 2022*	156
490	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	270
286	Osprey Energy Acquisition Corp., Expiration Date: August 15, 2022*	458
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*	365
	Total Warrants (cost $0)	2,609
	Short-Term Investments – 15.4%
1,658,134	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.78%[1,4]	1,658,134
	Total Short-Term Investments (cost $1,658,134)	1,658,134
	Total Investments – 121.5% (cost $12,892,181)	13,054,546
	Liabilities in Excess of Other Assets – (21.5)%	(2,310,452)
	Total Net Assets – 100.0%	$10,744,094
	Securities Sold Short – (30.5)%
	Common Stocks – (30.0)%
	Consumer Discretionary – (6.8)%
(940)	Canada Goose Holdings, Inc.*2	$(55,319)
(326)	Domino's Pizza, Inc.	(91,987)
(3,046)	Freshpet, Inc.*	(83,613)
(944)	MarineMax, Inc.*	(17,889)
(828)	Marriott Vacations Worldwide Corp.	(93,531)
(953)	Matthews International Corp.	(56,036)
(703)	Oxford Industries, Inc.	(58,335)
(195)	Penn National Gaming, Inc.*	(6,550)
(398)	PetIQ, Inc. - Class A*	(10,690)
(100)	Polaris Industries, Inc.	(12,218)
(250)	Royal Caribbean Cruises Ltd.[2]	(25,900)

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(1,400)	Ruth's Hospitality Group, Inc.	$(39,270)
(352)	Sotheby's*	(19,128)
(155)	Tesla, Inc.*	(53,157)
(956)	Wingstop, Inc.	(49,827)
(1,595)	Wolverine World Wide, Inc.	(55,458)
		(728,908)
	Consumer Staples – (0.5)%
(500)	Conagra Brands, Inc.	(17,865)
(300)	Ollie's Bargain Outlet Holdings, Inc.*	(21,750)
(300)	United Natural Foods, Inc.*	(12,798)
		(52,413)
	Energy – (8.5)%
(55)	Cheniere Energy, Inc.*	(3,585)
(2,012)	Concho Resources, Inc.*	(278,360)
(6,558)	CVR Energy, Inc.	(242,580)
(6,100)	Enphase Energy, Inc.*	(41,053)
(3,677)	Marathon Petroleum Corp.	(257,978)
(316)	SolarEdge Technologies, Inc.*	(15,121)
(2,586)	Williams Cos., Inc.	(70,107)
		(908,784)
	Financials – (5.6)%
(1,300)	Bank of the Ozarks, Inc.	(58,552)
(996)	BofI Holding, Inc.*	(40,746)
(200)	Canadian Imperial Bank of Commerce[2]	(17,384)
(1,100)	Canadian Western Bank	(28,991)
(1,120)	CenterState Bank Corp.	(33,398)
(750)	Cohen & Steers, Inc.	(31,283)
(1,800)	CubeSmart	(57,996)
(4,704)	DDR Corp. - REIT*	(71,030)
(758)	Fifth Third Bancorp	(21,755)
(973)	Kemper Corp.	(73,608)
(1,545)	Live Oak Bancshares, Inc.	(47,354)
(516)	RE/MAX Holdings, Inc.	(27,064)
(470)	Retail Value, Inc. - REIT*	(14,688)
(1,922)	Trupanion, Inc.*	(74,189)
		(598,038)
	Health Care – (2.2)%
(1,357)	AAC Holdings, Inc.*	(12,715)
(700)	Diplomat Pharmacy, Inc.*	(17,892)
(671)	iRhythm Technologies, Inc.*	(54,438)
(1,031)	Mallinckrodt PLC*2	(19,239)

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(300)	Merit Medical Systems, Inc.*	$(15,360)
(1,600)	Tactile Systems Technology, Inc.*	(83,200)
(657)	Teladoc, Inc.*	(38,139)
		(240,983)
	Industrials – (1.8)%
(1,384)	AAON, Inc.	(46,018)
(149)	Mesa Laboratories, Inc.	(31,451)
(154)	Pool Corp.	(23,331)
(701)	United Technologies Corp.	(87,646)
		(188,446)
	Materials – (0.3)%
(4,168)	AgroFresh Solutions, Inc.*	(29,218)
	Technology – (4.1)%
(376)	Conduent, Inc.*	(6,832)
(100)	HubSpot, Inc.*	(12,540)
(4,811)	Marvell Technology Group Ltd.[2]	(103,148)
(1,680)	MINDBODY, Inc. - Class A*	(64,848)
(700)	Motorola Solutions, Inc.	(81,459)
(834)	Nanometrics, Inc.*	(29,532)
(1,700)	NIC, Inc.	(26,435)
(100)	NVIDIA Corp.	(23,690)
(500)	Plantronics, Inc.	(38,125)
(2,248)	Presidio, Inc.*	(29,449)
(326)	Tabula Rasa HealthCare, Inc.*	(20,809)
		(436,867)
	Utilities – (0.2)%
(2,055)	Spark Energy, Inc. - Class A	(20,036)
	Total Common Stocks (Proceeds $3,084,857)	(3,203,693)
	Exchange-Traded Funds – (0.5)%
(1,400)	SPDR Bloomberg Barclays High Yield Bond ETF	(49,672)
	Total Exchange-Traded Funds (Proceeds $52,317)	(49,672)
	Total Securities Sold Short (Proceeds $3,137,174)	$(3,253,365)

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Contracts		Value
	WRITTEN Options Contracts – (0.1)%
	Call Options – (0.1)%
	Darling Ingredients, Inc.
(25)	Exercise Price: $18.00, Notional Amount: $(45,000), Expiration Date: July 20, 2018	$(5,125)
	NXP Semiconductors N.V.
(7)	Exercise Price: $125.00, Notional Amount: $(87,500), Expiration Date: July 20, 2018	(490)
(3)	Exercise Price: $120.00, Notional Amount: $(36,000), Expiration Date: July 6, 2018	(270)
	Total Call Options (Proceeds $4,412)	(5,885)
	Put Options – 0.0%
	AT&T, Inc.
(20)	Exercise Price: $75.00, Notional Amount: $(150,000), Expiration Date: July 20, 2018	(10)
	Darling Ingredients, Inc.
(25)	Exercise Price: $18.00, Notional Amount: $(45,000), Expiration Date: July 20, 2018	(125)
	Total Put Options (Proceeds $6,573)	(135)
	Total WRITTEN Options Contracts (Proceeds $10,985)	(6,020)

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for securities sold short. Aggregate value of segregated securities were $5,647,493.

2 Foreign security denominated in U.S. Dollars.

3 Callable.

4 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Note 1 – Organization

The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the“Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on June 12, 2017.

The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares is operational as of June 30, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Vivaldi Asset Management, LLC (the “Investment Manager”) or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price. of the security underlying the written option.

(d) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Short-Term Investments

The Fund invests a significant amount (15.4% as of June 30, 2018) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per April 30, 2018 Semi- Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.17%.

Note 3 – Federal Income Taxes

At June 30, 2018, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$9,747,198

Gross unrealized appreciation	$587,890
Gross unrealized depreciation	(539,927)

Net unrealized appreciation on investments	$47,963

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Closed-End Funds	$3,256,805	$-	$-	$3,256,805
Common Stocks*	7,518,815	-	-	7,518,815
Mutual Funds	4,928	-	-	4,928
Preferred Stocks	371,120	-	-	371,120
Purchased Options Contracts	5,285	800	-	6,085
Rights	2,023	-	-	2,023
Treasury Notes	-	234,027	-	234,027
Warrants	2,609	-	-	2,609
Short-Term Investments	1,658,134	-	-	1,658,134
Total Investments	$12,819,719	$234,827	$-	$13,054,546

Liabilities
Securities Sold Short
Common Stocks*	$3,203,693	$-	$-	$3,203,693
Exchange-Traded Funds	49,672	-	-	49,672
Written Options Contracts	760	5,260	-	6,020
Total Liabilities	$3,254,125	$5,260	$-	$3,259,385

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2018	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of June 30, 2018	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	June 30, 2018	Methodologies	Input(1)	Increase in Input(2)
Rights	$ -	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

ITEM 2. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Relative Value Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date       August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date       August 29, 2018

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date       August 29, 2018

* Print the name and title of each signing officer under his or her signature.